Income taxes - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 189.2	$ 187.1
Items generating unrecognized tax benefits	160.5	160.0
Interest and related penalties	$ 28.7	$ 27.1